Income Taxes (Tables)	3 Months Ended
Nov. 25, 2017
Income Tax Disclosure [Abstract]
Schedule of Effective Income Tax Rate Reconciliation
The following table shows the tax expense and the effective tax rate for the thirteen weeks ended November 25, 2017 and November 26, 2016 resulting from operations:

	November 25, 2017	November 26, 2016
	(Successor)	(Predecessor)
Income before income taxes	$16,708	$11,686
Provision for income taxes	$6,490	$4,899
Effective tax rate	38.8%	41.9%

Schedule of Undiscounted Future Expected Tax Receivable Agreement Payments
As of November 25, 2017, the undiscounted future expected payments under the TRA are as follows:

(In thousands by fiscal year)	Estimated future payments
2018	$2,812
2019	9,195
2020	5,271
2021	4,075
2022	3,482
2023 and thereafter	15,001
$39,836